INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 35,346	$ 3,871	$ 120,290	$ 1,127	$ (95,540)	$ 5,598
Balance (in shares) at Dec. 31, 2012		5,555,558
Stock-based compensation expenses	58	0	58	0	0	0
Exercise of options in subsidiary	0	0	332	0	0	(332)
Other comprehensive income	567	0	0	302	0	265
Net income attributable to Non-controlling interest	658	0	0	0	0	658
Net income attributable to Pointer shareholders	1,778	0	0	0	1,778	0
Balance at Jun. 30, 2013	38,407	3,871	120,680	1,429	(93,762)	6,189
Balance (in shares) at Jun. 30, 2013		5,555,558
Balance at Dec. 31, 2012	35,346	3,871	120,290	1,127	(95,540)	5,598
Balance (in shares) at Dec. 31, 2012		5,555,558
Issuance of shares in respect of Stock-based compensation	27	7	20	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		10,000
Stock-based compensation expenses	374	0	354	0	0	20
Dividend payable to non-controlling interest	(1,311)	0	0	0	0	(1,311)
Expiration of options in subsidiary	0	0	332	0	0	(332)
Other comprehensive income	932	0	0	329	0	603
Net income attributable to Non-controlling interest	951	0	0	0	0	951
Net income attributable to Pointer shareholders	6,320	0	0	0	6,320	0
Balance at Dec. 31, 2013	42,639	3,878	120,996	1,456	(89,220)	5,529
Balance (in shares) at Dec. 31, 2013	5,565,558	5,565,558
Issuance of shares and exercise of options	21,442	1,827	19,615	0	0	0
Issuance of shares and exercise of options (in shares)		2,123,006
Stock-based compensation expenses	175	0	175	0	0	0
Acquisition of non-controlling interests	(19,108)	0	(11,368)	0	0	(7,740)
Other comprehensive income	367	0	0	539	0	(172)
Net income attributable to Non-controlling interest	(195)	0	0	0	0	(195)
Net income attributable to Pointer shareholders	2,612	0	0	0	2,612	0
Balance at Jun. 30, 2014	$ 47,932	$ 5,705	$ 129,418	$ 1,995	$ (86,608)	$ (2,578)
Balance (in shares) at Jun. 30, 2014	7,688,564	7,688,564